Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The income tax expense (benefit) in 2023, 2022, and 2021 consisted of the following:

	Year Ended December 31,
	2023	2022	2021
Current
Federal	$—	$—	$(306)
State	—	—	(20)
	—	—	(326)
Deferred
Federal	400	—	433
State	(16)	—	353
	384	—	786
Total income tax expense	$384	$—	$460

Schedule of Effective Income Tax Rate Reconciliation
The differences between the federal tax rate and the Company’s effective tax rate for the years ended December 31, 2023, 2022, and 2021 are as follows:

	Year Ended December 31,
	2023	2022	2021
Federal statutory income tax rate	21.00%	21.00%	21.00%
State taxes, net of federal benefit	1.01	-11.94	-97.95
State rate change	-0.05	-2.15	-3.41
Revisions to prior years' estimates	-0.38	-3.71	-0.38
Nontaxable passthrough LLC income	-10.41	-87.14	-658.26
Change in valuation allowance	-6.93	83.94	864.95
Other	0.00	0.00	3.38
Transaction related expenses	-4.57	0.00	0.00
Revaluation of warrants	-0.29	0.00	0.00
Effective tax rate	(0.62)%	—%	129.33%

Schedule of Deferred Tax Assets and Liabilities
Components of the net deferred tax assets and liabilities at December 31, 2023, 2022, and 2021 are as follows:

	As of December 31
	2023	2022
Deferred tax assets
Investment in partnership	$9,337	$—
Net operating loss carryforwards	10,092	6,589
Accrued expenses	160	165
Start-up costs	748	—
Gross deferred tax assets	20,337	6,754
Valuation allowance	(17,443)	(5,835)
Total deferred tax assets (after valuation allowance)	2,894	919
Deferred tax liabilities
Accounting method change	—	918
Fixed assets	—	1
Total deferred tax liabilities	—	919
Net deferred tax asset	$2,894	$—